Schedule of Information Related to Stock Warrants (Details) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 12, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding	8,628,706	23,742,163	8,628,706
Number of warrants, exercisable		23,672,360
Warrant exercisable, weighted average remaining life in life		5 years 4 months 24 days	5 years 3 months 18 days
Exercise Price One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life		10 years	3 years 1 month 6 days
Exercise Price Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			9 years 6 months
Exercise Price Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			6 years 3 months 18 days
Exercise Price Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life		2 years 7 months 6 days	8 years 3 months 18 days
Exercise Price Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life		9 years
Exercise Price Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life		5 years 9 months 18 days
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 10.75		$ 10.75	$ 10.75
Number of warrants, outstanding	8,628,706	23,742,163	8,628,706	8,628,706
Warrants exercisable, weighted average remaining life in life	4 years 9 months 18 days
Number of warrants, exercisable	8,558,904	23,672,360	8,558,904
Warrant exercisable, weighted average remaining life in life			4 years 9 months 18 days
Warrant exercisable, weighted average remaining life in life		4 years 7 months 6 days
Warrant [Member] | Exercise Price One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 5.03	$ 1.00	$ 5.03
Number of warrants, outstanding	104,704	11,015,500	104,704
Warrants exercisable, weighted average remaining life in life			2 years
Number of warrants, exercisable	34,901	11,015,500	34,901
Warrant exercisable, weighted average remaining life in life		4 years 9 months 18 days
Warrant [Member] | Exercise Price Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 6.90	$ 2.00	$ 6.90
Number of warrants, outstanding	1,271,904	4,965,125	1,271,904
Warrants exercisable, weighted average remaining life in life			4 years 10 months 24 days
Number of warrants, exercisable	1,271,904	4,965,125	1,271,904
Warrant exercisable, weighted average remaining life in life		4 years 6 months
Warrant [Member] | Exercise Price Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 11.50	$ 5.03	$ 11.50
Number of warrants, outstanding	6,929,073	104,704	6,929,073
Warrants exercisable, weighted average remaining life in life			4 years 10 months 24 days
Number of warrants, exercisable	6,929,073	34,901	6,929,073
Warrant exercisable, weighted average remaining life in life		1 year 6 months
Warrant [Member] | Exercise Price Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding	$ 11.58	$ 6.90	$ 11.58
Number of warrants, outstanding	323,026	1,271,904	323,026
Warrants exercisable, weighted average remaining life in life			1 year
Number of warrants, exercisable	323,026	1,271,904	323,026
Warrant exercisable, weighted average remaining life in life		4 years 6 months
Warrant [Member] | Exercise Price Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 11.50
Number of warrants, outstanding		6,065,573
Number of warrants, exercisable		6,065,573
Warrant exercisable, weighted average remaining life in life		4 years 6 months
Warrant [Member] | Exercise Price Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 11.58
Number of warrants, outstanding		319,357
Number of warrants, exercisable		319,357
Warrant exercisable, weighted average remaining life in life		6 months